COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease assets	$ 7,882	$ 10,032
Operating	2,671	3,397
Operating	5,424	6,900
Total lease liabilities	$ 8,095	$ 10,297